Employee Benefit Expenses (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Defined Benefit Plan, Expected Future Employer Contributions [Abstract]
Employee benefit expenses	¥ 1,292	$ 180	¥ 1,231